Investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments [Abstract]
Summary of Investments Held by Corporate
The Corporation held the following investments:

	As at December 31,
	2019	2018
In thousands of U.S. Dollars	Carrying value & fair value	Carrying value & fair value
Bonds - FVOCI	109,017	103,153
Equity in unquoted companies - FVTPL (note 16)	9,651	6,773
Total investments	118,668	109,926
Current portion	109,017	103,153
Non-current portion	9,651	6,773

Disclosure of Corporations Investments Held by Maturity Date	The Corporation’s investments held by maturity date are as follows:

	1 year or less $000’s	1 to 5 years $000’s	Greater than 5 years $000’s
Bonds	48,805	60,212	—
Total	48,805	60,212	—

Summary of Recognized Gains (Losses) From Current Investments
For the year ended December 31, 2019, the Corporation recognized gains (losses) from investments as follows:

	Bonds $000’s	Equity in unquoted companies $000’s	Total $000’s
Investment income	938	—	938
Realized losses	(58)	—	(58)
Unrealized gains	1,155	—	1,155
Gain on re-measurement of financial assets at FVTPL	—	2,883	2,883
Impairment of financial instruments	62	—	62
Total	2,097	2,883	4,980

Schedule Significant Subsidiaries of Corporation
s at December 31, 2019, determined as either having greater than 10% of the Corporation’s assets or revenues. The Corporation has other subsidiaries, but the assets and revenues of such subsidiaries individually did not exceed 10%, and in the aggregate did not exceed 20%, of the Corporation’s consolidated assets or consolidated revenues as at and for the year ended December 31, 2019:

Name of principal subsidiary	Country of incorporation	Principal business	Percentage of ownership
Stars Group Holdings B.V.	Netherlands	Intermediate holding company and investment vehicle	100%
Stars Group Holdings Cooperatieve U.A	Netherlands	Intermediate holding company	100%
Stars Interactive Holdings (IOM) Limited	Isle of Man	Intermediate holding company	100%
Worldwide Independent Trust Limited	Isle of Man	Treasury	100%
Rational Entertainment Enterprises Limited	Isle of Man	Gaming services	100%
Stars Interactive Limited	Isle of Man	Intermediate holding company	100%
RG Cash Plus Limited	Isle of Man	Treasury	100%
Rational Gaming Europe Limited	Malta	Various	100%
REEL Italy Limited	Malta	Gaming services	100%
Hestview Limited	England and Wales	Gaming services	100%
Bonne Terre Limited	Alderney	Gaming services	100%
BetEasy Pty Limited	Australia	Gaming services	80%